Investment in Affiliated Company (Details Textual) $ / shares in Units, $ in Thousands						1 Months Ended		4 Months Ended	12 Months Ended
	Nov. 01, 2018 USD ($) shares	Jul. 12, 2018 USD ($) shares	Jan. 10, 2018 USD ($) shares	Nov. 07, 2016 USD ($) $ / shares shares	Aug. 04, 2016 Installments	Oct. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	May 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Investment in Affiliated Company (Textual)
Investment amounts									$ 7,568	$ 1,404
Other investments amount										66
Private placements gross amount										1,733
Equity in net loss (gain) of an affiliated company									(2,905)	156	$ (108)
Operations of financial income									316	3,967
Aggregate contribution on Warrant									9,069
Aggregate contribution paid in cash									5,065		1,422
Fair value of the exercised warrants									$ (2,071)	$ 12,180	$ (1,847)
Rail Vision Ltd [Member]
Investment in Affiliated Company (Textual)
Description of share purchase agreement					The Company entered into a Share Purchase Agreement ("SPA") to acquire up to 36% of Rail Vision Ltd. ("Rail Vision") shares at an average price per share of USD 60 and 3 types of Warrants to purchase ordinary shares of Rail Vision: Warrant 1, Warrant 2 and Warrant 3 exercisable within 18 months, 30 months and 24 months at an exercise price of USD 189, USD 270 and USD 216, respectively.
Number of installments | Installments					2
Equity method investment, percentage	35.91%					24.76%	24.76%		35.91%
Percentage of diluted basis	33.81%					35.97%	35.97%		33.81%	48.00%
Private placements gross amount						$ 5,843	$ 5,843	$ 2,700
Equity in net loss (gain) of an affiliated company						$ 1,258	$ 1,258	$ 453	$ 1,258
Exercised warrants to purchase ordinary shares | shares	26,396	26,396	26,396
Operations of financial income									$ 3,967
Aggregate contribution on Warrant	$ 9,096	$ 9,096	$ 9,096
Aggregate contribution paid in cash	5,065	5,065	5,065
Fair value of the exercised warrants	$ 4,004	$ 4,004	$ 4,004
Rail Vision Ltd [Member] | Minimum [Member]
Investment in Affiliated Company (Textual)
Equity method investment, percentage								29.71%
Rail Vision Ltd [Member] | Maximum [Member]
Investment in Affiliated Company (Textual)
Equity method investment, percentage								32.74%
Rail Vision Ltd [Member] | Warrant 1 [Member]
Investment in Affiliated Company (Textual)
Exercised warrants to purchase ordinary shares | shares	23,692	23,692	23,692
Rail Vision Ltd [Member] | Warrant 3 [Member]
Investment in Affiliated Company (Textual)
Exercised warrants to purchase ordinary shares | shares	2,704	2,704	2,704
Rail Vision Ltd [Member] | Parent Company [Member]
Investment in Affiliated Company (Textual)
Investment amounts				$ 1,422
Equity method investment, percentage				32.00%
Purchased ordinary shares | shares				23,692
Price per share | $ / shares				$ 60
Other investments amount				$ 66
Investment in affiliate amount				$ 1,356
Percentage of diluted basis				48.00%
Rail Vision Ltd [Member] | Parent Company [Member] | Warrant 1 [Member]
Investment in Affiliated Company (Textual)
Purchased ordinary shares | shares				23,692
Rail Vision Ltd [Member] | Parent Company [Member] | Warrant 2 [Member]
Investment in Affiliated Company (Textual)
Purchased ordinary shares | shares				23,692
Rail Vision Ltd [Member] | Parent Company [Member] | Warrant 3 [Member]
Investment in Affiliated Company (Textual)
Purchased ordinary shares | shares				2,704